Employee benefits liabilities - Disclosure of amounts recognized in the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 143	€ 140
Other administration costs	63	87
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	19	666
Interest expense on asset ceiling	12	0
Total recognized in the Consolidated Income Statement	284	945
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	143	140
Interest expense (income)	1,177	1,160
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)	(1,130)	(1,108)
Other administration costs	63	87
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			€ 228
Other administration costs			83
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments			3
Interest expense on asset ceiling			0
Total recognized in the Consolidated Income Statement			377
Pension benefit and other post employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			828
Pension benefit and other post employment benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			(765)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	31	38
Interest expense (income)	34	34	12
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(76)	(5)	(84)
Total recognized in the Consolidated Income Statement	(14)	60	(34)
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	(14)	60
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	10	11	21
Interest expense (income)	90	89	70
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	5	43	1
Total recognized in the Consolidated Income Statement	105	143	€ 92
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 105	€ 143